Other Payable (Details) - Schedule of Other Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of other payable [Abstract]
Other payable	$ 130,000,000	$ 74,253,965
Brooge International Advisory LLC (BIA) [Member]
Schedule of other payable [Abstract]
Other payable	$ 130,000,000	$ 74,253,965